SUBSEQUENT EVENTS (Details)							6 Months Ended
	Aug. 11, 2023 USD ($) item $ / shares	Jul. 12, 2023 $ / shares	Jun. 12, 2023 $ / shares	Mar. 06, 2023 USD ($) $ / shares	Feb. 08, 2023 USD ($) $ / shares	Jan. 05, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding			$ 0.045
Aggregate amount deposited | $							$ 860,440
Subsequent event
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding		$ 0.045
Maximum number of times the Termination Date can be extended | item	9
Period available each time to extend Termination Date	1 month
Minimum amount to be deposited in Trust Account to extend the Termination Date | $	$ 75,000
Amount per outstanding public share to be deposited in Trust Account to extend the Termination Date	$ 0.045
Subsequent event | Third-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding						$ 0.045
Aggregate amount deposited | $						$ 122,920
Subsequent event | Fourth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding					$ 0.045
Aggregate amount deposited | $					$ 122,920
Subsequent event | Fifth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding				$ 0.045
Aggregate amount deposited | $				$ 122,920